Note 23 - Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Changes in Goodwill [Line Items]
Goodwill, balance, period start		€ 2,849	€ 2,919
Goodwill acquired during the year		0	235
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	(7)
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	(233)
Exchange rate changes/other		114	(65)
Goodwill, balance, period end		2,963	2,849
Gross amount of goodwill		12,275	11,848
Accumulated impairment losses		(9,313)	(9,000)
Investment Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	235
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	(233)
Exchange rate changes/other		0	(2)
Goodwill, balance, period end		0	0
Gross amount of goodwill		4,418	4,175
Accumulated impairment losses		(4,418)	(4,175)
Corporate Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		643	615
Accumulated impairment losses		(643)	(615)
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		2,849	2,919
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	(7)
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		114	(63)
Goodwill, balance, period end		2,963	2,849
Gross amount of goodwill		3,477	3,336
Accumulated impairment losses		(515)	(487)
Private Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		3,737	3,723
Accumulated impairment losses		€ (3,737)	€ (3,723)

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement